Subsequent events	12 Months Ended
Mar. 31, 2020
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Subsequent events
32. Subsequent events
There are uncertainties regarding the current coronavirus (“COVID-19”) pandemic, and the Company is closely monitoring the impact of the pandemic on all aspects of its business, including how it will impact Company’s customers, employees, suppliers, vendors and business partners. While the pandemic impacted us adversely in the fourth quarter of the fiscal 2020 and the Company’s financial results for the year ended March 31, 2020, it was limited to a ramp-down in the second half of the March month.
The Company is actively working to understand its client’s changing requirements
, adapt delivery to a “work from home” model, ensure data security, prioritize critical processes, adjust service levels, and manage costs. In addition, the Company is receiving client requests for price reductions, discounts, and extended payment terms. As a result, the Company expects additional impact for the quarter ending June 30, 2020 and potentially subsequent quarters as compared to fiscal 2020. The magnitude of the impact to coming quarters and full year financial performance will be a function of how long the COVID-19 pandemic lasts on a global basis, and how long it takes our client’s businesses to stabilize and recover.